RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 592,380,255	$ 1,003,631,378
Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	70,780,844	107,812,537
Unsecured Corporate Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	96,463,538	128,801,297
Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	53,975,939	59,988,796
Mortgage Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	53,951,778	78,117,610
Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	15,327,328	24,739,537
Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	32,922,723	50,535,631
Other Financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,438,690	41,490,323
Other Receivables from Financial Transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	620,254	8,093,481
Receivables from Financial Leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	19,991,780	34,229,660
Personal Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	51,898,817	119,231,528
Credit Card Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	158,008,564	350,590,978
Stage 1 | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	541,510,005	905,046,594
Stage 1 | 12-month ECL [member] | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	69,528,350	106,340,398
Stage 1 | 12-month ECL [member] | Unsecured Corporate Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	94,147,532	123,583,042
Stage 1 | 12-month ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	51,728,612	58,650,927
Stage 1 | 12-month ECL [member] | Mortgage Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	48,862,769	69,664,409
Stage 1 | 12-month ECL [member] | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	12,769,662	19,532,565
Stage 1 | 12-month ECL [member] | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	23,287,364	40,165,053
Stage 1 | 12-month ECL [member] | Other Financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	36,981,673	40,777,931
Stage 1 | 12-month ECL [member] | Other Receivables from Financial Transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	483,950	7,505,348
Stage 1 | 12-month ECL [member] | Receivables from Financial Leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	18,059,791	33,477,384
Stage 1 | Personal Loans | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	43,000,760	92,037,962
Stage 1 | Credit Card Loans | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	142,659,542	313,311,575
Stage 2 | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,561,349	69,406,562
Stage 2 | Lifetime ECL [member] | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	798,561	1,054,451
Stage 2 | Lifetime ECL [member] | Unsecured Corporate Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,789,054	1,090,559
Stage 2 | Lifetime ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,695,518	797,854
Stage 2 | Lifetime ECL [member] | Mortgage Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,574,987	6,243,262
Stage 2 | Lifetime ECL [member] | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,298,694	3,945,158
Stage 2 | Lifetime ECL [member] | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,009,797	5,760,515
Stage 2 | Lifetime ECL [member] | Other Financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,457,017	505,639
Stage 2 | Lifetime ECL [member] | Other Receivables from Financial Transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	132,241	283,228
Stage 2 | Lifetime ECL [member] | Receivables from Financial Leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,833,245	631,715
Stage 2 | Personal Loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,283,041	19,148,300
Stage 2 | Credit Card Loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,689,194	29,945,881
Stage 3 | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	12,308,901	29,178,222
Stage 3 | Lifetime ECL [member] | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	453,933	417,688
Stage 3 | Lifetime ECL [member] | Unsecured Corporate Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	526,952	4,127,696
Stage 3 | Lifetime ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	551,809	540,015
Stage 3 | Lifetime ECL [member] | Mortgage Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,514,022	2,209,939
Stage 3 | Lifetime ECL [member] | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	258,972	1,261,814
Stage 3 | Lifetime ECL [member] | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	5,625,562	4,610,063
Stage 3 | Lifetime ECL [member] | Other Financings
Maximum Credit Risk Exposure
Maximum credit risk exposure		206,753
Stage 3 | Lifetime ECL [member] | Other Receivables from Financial Transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,063	304,905
Stage 3 | Lifetime ECL [member] | Receivables from Financial Leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	98,744	120,561
Stage 3 | Personal Loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,615,016	8,045,266
Stage 3 | Credit Card Loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 1,659,828	$ 7,333,522